Provisions - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Provisions	£ 1,664	£ 1,383
Motor finance commission arrangements
Disclosure of other provisions [line items]
Provisions	325	90
Not more than one year
Disclosure of other provisions [line items]
Expected reimbursement	£ 1,400	£ 1,192